THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
Brazil — 2.0%
B3 - Brasil Bolsa Balcao	1,027,800	$1,950,411
BB Seguridade Participacoes	144,000	949,643
BRF	395,700	1,483,524
Cia de Saneamento de Minas Gerais	45,800	174,687
Cia De Sanena Do Parana	63,051	277,167
Guararapes Confeccoes	32,100	35,703
JBS	482,583	2,951,295
Nova Embrapar Participacoes * (A)	854	—
Pagseguro Digital, Cl A *	183,762	1,369,027
Porto Seguro	135,700	928,344
Seara Alimentos * (A)	911	—
Tegma Gestao Logistica	45,800	237,305
Telefonica Brasil	189,400	1,678,788
TIM	1,011,200	2,692,358
TOTVS	45,400	264,909
Tres Tentos Agroindustrial S	25,200	68,088
Ultrapar Participacoes	559,100	1,585,251
Valid Solucoes	15,900	64,535
Vibra Energia	1,214,700	3,529,334
Vinci Partners Investments, Cl A	6,780	69,766
VTEX, Cl A *	4,682	31,229
XP, Cl A	7,927	108,204
		20,449,568
Chile — 0.0%
Banco de Chile	1,552,496	192,365
Falabella	39,562	150,036
		342,401
China — 18.7%
Agricultural Bank of China, Cl H	19,772,000	10,889,698
ATRenew ADR *	27,361	72,507
Autel Intelligent Technology, Cl A	265,375	1,430,235
Autohome ADR	148,098	4,149,706
BOE Technology Group, Cl A	23,008,631	14,159,616
Canaan ADR *	215,307	445,685
Cheng De Lolo, Cl A	168,600	204,318
Chengdu Kanghong Pharmaceutical Group, Cl A	500,875	1,333,102
China Construction Bank, Cl H	35,760,715	29,099,040
China Merchants Bank, Cl H	904,000	4,972,076
China Petroleum Engineering, Cl A	2,478,700	1,178,920
China Vanke, Cl H *	125,500	93,753

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Chongqing Baiya Sanitary Products, Cl A	73,000	$235,962
Chongqing Rural Commercial Bank, Cl H	1,875,018	1,147,646
DingDong Cayman ADR *	10,058	34,197
Edan Instruments, Cl A	292,600	441,799
G-bits Network Technology Xiamen, Cl A	91,489	2,613,957
GF Securities, Cl H	776,400	1,052,942
Guodian Nanjing Automation, Cl A	1,411,300	1,400,820
Haidilao International Holding	72,000	135,073
Huatai Securities, Cl H	389,200	670,233
Industrial & Commercial Bank of China, Cl H	16,806,000	11,439,447
Inner Mongolia Yili Industrial Group, Cl A	616,100	2,373,753
Jangho Group, Cl A	42,400	31,092
JD Logistics *	1,076,400	1,853,535
JinkoSolar Holding ADR	24,480	508,450
Joincare Pharmaceutical Group Industry, Cl A	171,100	257,309
JOYY ADR *	32,859	1,424,438
Kingnet Network, Cl A	1,190,300	2,289,550
Li Ning	297,000	614,172
Loncin Motor, Cl A	3,266,331	4,576,865
Lonking Holdings	53,354	11,597
Luzhou Laojiao, Cl A	31,300	501,205
New China Life Insurance, Cl H	502,600	1,572,947
Opple Lighting, Cl A	258,500	592,697
PDD Holdings ADR *	55,002	6,155,274
Ping An Bank, Cl A	796,600	1,261,693
Ping An Insurance Group of China, Cl H	463,500	2,609,822
Postal Savings Bank of China, Cl H	8,918,000	5,323,920
Qifu Technology ADR	23,786	949,061
Qudian ADR *	70,182	197,913
Shanghai Rural Commercial Bank, Cl A	285,800	329,170
Shanxi Xinghuacun Fen Wine Factory, Cl A	12,100	288,434
Shenzhen Laibao Hi-tech, Cl A	650,500	956,832
Sichuan Baicha Baidao Industrial	19,400	25,979
Sinotruk Hong Kong	2,265,148	6,601,616
Sunny Optical Technology Group	138,500	1,246,563
TCL Electronics Holdings	721,000	632,214
Tencent Holdings	863,300	45,422,718
Trip.com Group *	12,800	898,997
Trip.com Group ADR *	31,284	2,195,198
Tuya ADR	15,061	37,351
Vatti, Cl A	25,800	24,928
Vipshop Holdings ADR	348,036	5,001,277
Weibo ADR	16,758	164,563

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Xiamen Jihong Technology, Cl A	40,100	$70,943
Yum China Holdings	55,387	2,561,649
Yunda Holding, Cl A	80,700	83,871
ZEEKR Intelligent Technology Holding ADR *	5,156	134,778
Zhejiang Qianjiang Motorcycle, Cl A	693,700	1,907,665
Zhejiang Semir Garment, Cl A	4,214,696	3,613,819
Zhongsheng Group Holdings	170,101	269,012
		192,773,602
Czechia — 0.1%
Komercni banka as	14,601	535,610

Greece — 0.0%
Fourlis Holdings	25,163	107,148

Hong Kong — 10.0%
AAC Technologies Holdings	41,000	213,628
Alibaba Group Holding	2,123,268	26,045,034
Asia Cement China Holdings	995,642	297,610
Baidu, Cl A *	215,050	2,431,459
Bilibili, Cl Z *	254,040	4,260,414
Brilliance China Automotive Holdings	610,000	298,509
Cabbeen Fashion	101,513	17,588
China BlueChemical	633,700	177,712
China Foods	421,556	144,886
China Harmony Auto Holding	895,780	62,370
China Minsheng Banking, Cl H	1,628,500	776,935
China Pacific Insurance Group, Cl H	1,120,631	3,338,118
China Reinsurance Group, Cl H	2,099,000	219,126
China Taiping Insurance Holdings	1,709,400	2,551,693
Chongqing Machinery & Electric, Cl H	466,000	41,375
CITIC Resources Holdings	690,000	30,572
COSCO SHIPPING Ports	107	62
Dawnrays Pharmaceutical Holdings	79,485	12,241
Edvantage Group Holdings	102,310	27,115
Fenbi *	265,265	87,376
FriendTimes *	232,219	17,003
Grand Baoxin Auto Group *	338,601	8,952
Inkeverse Group	1,150,000	257,150
JD.com, Cl A	587,500	11,950,232
JNBY Design	215,814	456,312
Kingsoft	297,400	1,503,483

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — (continued)
Kuaishou Technology, Cl B *	2,107,900	$11,535,764
Launch Tech, Cl H	46,542	57,964
Lenovo Group	5,602,000	6,756,286
Maoye International Holdings	286,000	5,432
Meituan, Cl B *	987,700	18,798,457
NetDragon Websoft Holdings	247,000	321,849
NetEase	272,700	5,605,403
Pou Sheng International Holdings	1,429,841	91,928
Renrui Human Resources Technology Holdings	1,804	941
Sinopec Engineering Group, Cl H	1,555,500	1,244,862
Skyworth Group	4,968,434	1,716,211
Uni-President China Holdings	116,000	116,762
Wasion Holdings	188,000	186,359
XD *	247,600	813,133
Zoomlion Heavy Industry Science and Technology	100	74
		102,478,380
Hungary — 1.6%
Magyar Telekom Telecommunications	14,457	50,942
MOL Hungarian Oil & Gas	154,947	1,131,960
OTP Bank Nyrt	241,161	14,920,500
Richter Gedeon Nyrt	5,670	146,845
		16,250,247
India — 16.1%
3M India	357	122,696
Aditya Birla Capital *	253,389	522,893
Aditya Birla Sun Life Asset Management	61,826	486,156
Ajanta Pharma	3,444	106,838
Alembic Pharmaceuticals	4,381	46,396
Alkem Laboratories	35,003	2,043,140
Apar Industries	2,518	217,456
Arvind	222,899	865,721
AurionPro Solutions	4,167	71,592
Aurobindo Pharma	183,055	2,470,266
Bajaj Consumer Care	35,953	78,406
Bajaj Holdings & Investment	789	104,996
Balmer Lawrie Investments, Cl A	28,911	23,331
Bank of Baroda	182,388	447,249
Bharat Petroleum	1,042,738	3,128,650
Bombay Burmah Trading	2,461	59,976
Can Finance Homes	15,585	119,635
Canara Bank	955,312	1,022,536
Central Depository Services India	92,792	1,395,773

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
CESC	519,712	$854,004
Cipla	65,052	1,108,508
City Union Bank	186,329	372,179
CMS Info Systems	14,302	71,236
Coal India	2,162,701	9,842,401
Colgate-Palmolive India	52,517	1,708,302
Crompton Greaves Consumer Electricals	33,222	131,298
DCB Bank	55,739	76,526
DCM Shriram Industries	36,391	71,723
Dhampur Sugar Mills *	1,712	3,001
Dhunseri Ventures	7,867	31,320
DLF	5,977	51,152
Dr Reddy's Laboratories	71,328	1,000,949
Elecon Engineering	12,906	79,101
Emami	68,908	467,826
Embassy Office Parks REIT ‡	32,278	137,751
Force Motors	1,208	87,793
Foseco India	688	30,437
GAIL India	1,214,457	2,468,104
Garware Technical Fibres	3,775	35,690
GHCL	27,536	231,727
Gillette India	939	93,217
GlaxoSmithKline Pharmaceuticals	7,081	161,232
Glenmark Pharmaceuticals	159,327	2,666,257
Godfrey Phillips India	13,380	694,773
Great Eastern Shipping	8,125	91,978
HCL Technologies	887,102	17,604,707
HDFC Asset Management	10,941	487,406
Hero MotoCorp	41,432	2,068,595
Hindustan Aeronautics	169,377	7,660,790
Hindustan Petroleum	364,804	1,504,077
Hindustan Unilever	34,677	986,460
ICICI Bank	39,834	573,233
IIFL Securities *	11,688	34,017
Indian Bank	87,471	559,379
Indian Energy Exchange	155,081	311,062
Indian Hotels, Cl A	350,608	3,083,717
Indian Metals & Ferro Alloys	11,326	91,344
Indian Oil	1,935,913	2,859,118
Indus Towers *	561,497	2,240,876
Infosys	354,377	7,711,006
Infosys ADR	530,919	11,653,672
Insecticides India	4,917	36,553

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Intellect Design Arena	8,898	$82,927
ITC	193,434	996,601
ITC HOTELS LIMITED *	19,343	36,390
ITD Cementation India	38,041	236,178
J Kumar Infraprojects	46,392	392,866
Jagran Prakashan	140,311	124,557
Jindal Saw	220,262	634,012
Jubilant Pharmova, Cl A	2,421	27,123
Karnataka Bank	615,152	1,354,679
Kaveri Seed	3,750	39,038
KDDL	1,543	42,401
Kewal Kiran Clothing	27,438	175,193
Kirloskar Brothers	15,466	330,741
Kirloskar Industries	1,652	73,683
Kotak Mahindra Bank	59,979	1,311,750
Kovai Medical Center and Hospital	462	29,177
KPIT Technologies	203,426	3,292,309
LG Balakrishnan & Bros	26,722	420,092
LIC Housing Finance	30,055	206,693
Lupin	213,160	5,106,218
Mahanagar Gas	4,641	73,649
Maharashtra Seamless	6,425	45,838
MakeMyTrip *	3,929	429,322
Manappuram Finance	417,817	941,041
Mangalore Chemicals & Fertilizers	33,585	64,655
Mphasis	23,548	774,711
Multi Commodity Exchange of India	5,350	352,374
Muthoot Finance	41,870	1,089,226
Natco Pharma	83,918	1,133,868
Nava	559,084	2,837,025
NCC	7,706	22,303
NCL Industries	21,099	49,239
NESCO	10,254	113,648
Neuland Laboratories	864	140,316
Newgen Software Technologies	7,379	88,828
NIIT Learning Systems	59,181	321,596
NRB Bearings	60,463	177,564
Nucleus Software Exports	2,078	22,120
Oberoi Realty	122,021	2,542,536
Oil & Natural Gas	1,682,604	5,073,387
Oil India	303,606	1,467,186
Onesource Specia *	16,366	298,822
Oracle Financial Services Software	9,545	999,401

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Page Industries	5,589	$2,881,727
Petronet LNG	656,173	2,385,795
Power Finance	710,220	3,443,450
Prudent Corporate Advisory Services	1,790	41,993
PTC India	268,721	444,625
Quess	6,156	42,162
REC	591,095	3,049,617
Reliance Industries	307,640	4,477,043
Repco Home Finance	25,178	113,853
Sammaan Capital	22,578	36,486
SEAMEC *	3,194	38,367
Seshasayee Paper & Boards	16,772	56,566
Shriram Finance	125,355	784,248
SMC Global Securities	21,140	30,773
Somany Ceramics	3,707	21,765
SP Apparels *	13,232	125,462
Summit Securities *	806	19,463
Sun Pharmaceutical Industries	35,887	721,083
Sutlej Textiles and Industries *	30,377	19,402
Symphony	21,792	312,297
Tamilnadu Petroproducts	123,076	112,116
Tata Consultancy Services	186,832	8,840,615
Tata Elxsi	2,943	214,594
Tech Mahindra	44,229	850,386
Time Technoplast	21,412	98,510
Tips Music	20,111	149,077
Torrent Pharmaceuticals	21,794	821,242
Transport Corp of India	18,515	226,403
Trent	15,353	1,014,812
Triveni Turbine	135,045	1,038,535
UTI Asset Management	16,960	203,021
Vardhman Textiles	30,623	161,042
VST Tillers Tractors	65	3,474
West Coast Paper Mills	42,557	259,700
Wipro	107,094	383,661
WNS Holdings *	33,420	2,046,975
Zensar Technologies	23,086	230,838
Zydus Lifesciences	65,132	727,400
		165,768,064
Indonesia — 1.3%
ABM Investama	68,965	14,427
Adaro Energy Indonesia	30,027,555	4,287,948

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Indonesia — (continued)
Aneka Tambang	21,093,700	$1,792,390
Astra International	5,475,400	1,608,867
Asuransi Tugu Pratama Indonesia	601,000	37,240
Bank CIMB Niaga	1,142,667	121,451
Bank OCBC Nisp	239,061	19,580
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	23,226
Bukit Asam	6,058,175	998,899
Bumitama Agri	198,600	122,653
Ciputra Development	2,681,262	161,470
Dharma Satya Nusantara	4,460,400	266,803
Gajah Tunggal	1,763,835	125,878
Indo Tambangraya Megah	229,588	364,722
Indofood Sukses Makmur	1,919,100	924,229
Japfa Comfeed Indonesia	688,949	84,151
Kawasan Industri Jababeka *	5,426,500	62,921
Mark Dynamics Indonesia	1,019,100	59,708
Media Nusantara Citra *	2,145,200	36,844
Panin Financial *	1,091,500	28,206
Perusahaan Gas Negara	5,744,806	562,501
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	76,315
Puradelta Lestari	3,587,100	32,321
TBS Energi Utama *	2,263,900	51,667
Timah *	1,732,700	106,592
Trans Power Marine	1,206,533	47,031
Triputra Agro Persada	817,217	39,588
United Tractors	878,400	1,340,292
		13,397,920
Luxembourg — 0.2%
Ternium ADR	63,563	1,906,890

Malaysia — 0.8%
Ajinomoto Malaysia	7,500	24,929
AMMB Holdings	990,900	1,252,466
Axiata Group	193,900	96,352
Bursa Malaysia	62,600	117,173
Carlsberg Brewery Malaysia	13,600	60,533
CIMB Group Holdings	720,300	1,293,036
Crescendo	88,200	27,782
Datasonic Group	425,700	37,569
Dayang Enterprise Holdings	271,500	128,731
Hap Seng Plantations Holdings	124,000	52,855
Heineken Malaysia	17,000	92,751

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Malaysia — (continued)
Hong Leong Bank	319,200	$1,443,734
Hong Leong Financial Group	48,000	194,647
Jaya Tiasa Holdings	620,500	172,096
Magnum	135,500	39,152
Mah Sing Group	181,900	57,643
Malayan Banking	433,300	1,004,541
Maxis	78,800	61,428
Mega First	54,500	52,249
Padini Holdings	200,400	89,378
PBS	195,300	7,886
Petronas Dagangan	53,300	234,433
Public Bank	951,500	919,061
RHB Bank	546,600	788,096
SkyWorld Development	214,700	25,021
Sports Toto	109,140	38,191
Uchi Technologies	24,300	21,090
YTL	1,006,900	428,310
		8,761,133
Mexico — 1.1%
America Movil	1,503,533	1,055,709
Arca Continental	16,087	146,555
Bolsa Mexicana de Valores	46,632	72,057
Concentradora Fibra Danhos ‡	30,461	31,296
Controladora Vuela Cia de Aviacion ADR *	127,739	1,084,504
El Puerto de Liverpool	119,532	596,679
Fomento Economico Mexicano ADR	31,444	2,682,802
GCC	6,415	59,256
Genomma Lab Internacional, Cl B	141,783	192,743
Gruma, Cl B	15,779	272,291
Grupo Aeroportuario del Sureste, Cl B	9,033	245,768
Grupo Financiero Banorte, Cl O	280,833	1,949,378
Grupo Televisa ADR	127,318	244,450
Industrias Penoles	30,580	433,672
Kimberly-Clark de Mexico, Cl A	682,096	1,016,791
Promotora y Operadora de Infraestructura	28,330	263,654
Regional	27,188	177,230
Wal-Mart de Mexico	131,840	343,438
		10,868,273
Peru — 0.2%
Credicorp	9,524	1,743,844

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Peru — (continued)
Intercorp Financial Services	6,760	$201,313
		1,945,157
Philippines — 0.0%
DigiPlus Interactive	229,200	105,432
Semirara Mining & Power, Cl A	270,300	160,156
		265,588
Poland — 1.1%
11 bit studios *	343	16,280
Alior Bank	5,930	136,876
Asseco Poland	529	15,352
Bank Handlowy w Warszawie	1,540	37,115
Bank Millennium *	24,044	61,308
Bank Polska Kasa Opieki	41,015	1,608,935
Budimex	19	2,225
CD Projekt	50,021	2,586,837
Cyfrowy Polsat *	76,723	290,772
Enea	13,681	47,068
Grenevia *	57,604	32,356
Powszechny Zaklad Ubezpieczen	477,865	5,859,402
Text	3,287	46,907
XTB	10,664	171,608
		10,913,041
Qatar — 0.4%
Aamal *	97,046	24,310
Barwa Real Estate	637,609	501,343
Doha Bank QPSC	1,365,818	776,085
Dukhan Bank	297,424	301,249
Gulf International Services QSC	36,675	34,018
Qatar International Islamic Bank QSC	26,779	78,264
Qatar National Bank QPSC	568,106	2,604,971
Salam International Investment QSC	579,555	109,831
United Development QSC	134,665	42,540
Vodafone Qatar QSC	123,111	69,654
		4,542,265
Russia — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
Sberbank of Russia PJSC ADR (A)	447,493	—
		—
Saudi Arabia — 4.0%
Al Babtain Power & Telecommunication	34,104	418,458

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Saudi Arabia — (continued)
Al Rajhi Bank	75,203	$1,983,415
Alinma Bank	67,865	539,895
Alinma Hospitality REIT Fund ‡	9,376	20,480
Almunajem Foods	995	26,054
Alwasail Industrial	19,940	16,014
Arab National Bank	583,713	3,327,557
Arabian Cement	68,614	492,896
Arabian Centres	111,566	630,982
Astra Industrial Group	15,882	795,638
Banque Saudi Fransi	629,279	2,692,517
Derayah REIT ‡	22,481	36,505
Electrical Industries	1,274,456	2,480,856
Elm	27,276	8,471,245
Etihad Etisalat	216,912	3,346,191
Halwani Brothers *	20,888	306,703
Jadwa REIT Saudi Fund ‡	7,512	20,509
Middle East Specialized Cables *	47,562	572,922
Mobile Telecommunications Saudi Arabia	82,430	232,860
Mohammed Hadi Al Rasheed and Partners	1,191	38,740
Nayifat Finance	5,626	22,432
Retal Urban Development, Cl A	95,901	433,661
Riyad Bank	210,987	1,647,176
Riyadh Cement	98,972	898,229
Saudi Arabian Cooperative Insurance *	41,367	182,931
Saudi Awwal Bank	127,818	1,224,320
Saudi Electricity	761,667	3,454,706
Saudi Marketing *	59,869	371,597
Saudi National Bank	135,283	1,232,248
Saudi Networkers Services	2,197	48,602
Saudi Telecom	400,112	4,636,598
Tabuk Cement	59,306	221,067
Zamil Industrial Investment *	18,504	170,808
		40,994,812
South Africa — 1.7%
Astral Foods	11,798	112,064
DataTec	24,473	64,668
Discovery	2,627	25,451
FirstRand	853,695	3,473,262
Foschini Group	42,174	320,845
Hudaco Industries	688	7,434
Investec	266,871	1,703,207
Kumba Iron Ore	50,076	1,040,098

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Lewis Group	12,767	$53,610
Life Healthcare Group Holdings	884,714	745,845
Mr Price Group	68,867	918,052
Murray & Roberts Holdings *	58,238	3,429
Nedbank Group	84,194	1,238,720
Old Mutual	2,517,458	1,664,157
Omnia Holdings	10,425	37,470
OUTsurance Group	771,109	2,601,526
Pepkor Holdings	161,188	222,155
Raubex Group	22,525	59,102
Remgro	22,119	170,422
Sappi	38,337	98,086
Sasol	61,540	285,435
Southern Sun	294,289	131,530
Standard Bank Group	134,422	1,567,006
Stor-Age Property REIT ‡	60,774	47,464
Sun International	12,493	26,614
Telkom *	131,167	235,004
Thungela Resources	107,780	785,155
		17,637,811
South Korea — 8.5%
Ace Bed	567	9,700
Anapass *	1,838	24,863
BNK Financial Group	95,862	799,084
CJ	19,255	1,256,686
Creas F&C	168	650
Daewon San Up	781	3,178
Daishin Securities	203	2,316
DB HiTek	689	15,198
DB Insurance	9,350	622,120
Devsisters *	5,637	112,911
DGB Financial Group	12,531	79,218
DMS *	9,421	39,391
Dongwon F&B	1,204	24,489
DoubleUGames	7,670	257,895
DRB Holding	528	1,568
Echo Marketing *	3,669	24,654
Eugene Technology	19,278	484,663
Global Standard Technology	51,026	624,151
Hana Financial Group	253,149	10,477,976
Handsome	2,901	29,367
Hankook Tire & Technology	6,567	184,244

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Hanmi Semiconductor	16,733	$1,282,871
Hansol Technics	15,410	41,282
Hanwha General Insurance	20,674	57,629
Hyundai Glovis	16,883	1,724,744
Hyundai Green Food	9,984	95,966
Hyundai Marine & Fire Insurance	12,876	218,534
Intekplus *	3,095	27,795
JB Financial Group	41,686	565,139
Jin Air *	9,215	63,328
Jusung Engineering	28,159	606,209
KB Financial Group	120,973	7,579,115
Korea Cast Iron Pipe Industries	6,835	28,737
Krafton *	1,354	337,357
KT	131,252	4,308,466
LEADCORP	6,795	18,074
LG Electronics	110,553	6,369,622
LG Uplus	142,680	983,152
LOT Vacuum	3,775	22,978
LX Hausys	9,289	197,124
LX Semicon	3,005	116,405
MegaStudyEdu *	2,610	69,901
Modetour Network	3,025	19,942
Multicampus	1,070	21,464
NAVER	40,446	5,989,532
Neosem *	13,566	86,724
Nepes Ark *	3,000	23,848
NH Investment & Securities	12,965	128,259
NHN	36,564	467,682
PHA	2,685	18,503
PSK	8,681	112,693
Rayence	15,821	73,523
S&S Tech *	2,596	51,995
Samsung Electronics	474,276	16,938,162
Saramin	6,553	78,845
SAVEZONE I&C CORP	11,048	15,515
Sebang	6,363	50,294
Segyung Hitech	13,637	71,717
Shinhan Financial Group	165,132	5,752,177
SJG Sejong	26,717	72,291
SK Hynix	51,902	6,987,548
SK Telecom	102,076	3,886,973
SOOP	8,459	464,459
Suprema *	2,025	34,155

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
TSE *	7,334	$215,231
Uju Electronics	2,037	29,334
Union Semiconductor Equipment & Materials	8,246	37,301
WiSoL	13,595	49,911
Wonik Materials	3,300	40,600
Woojin Ntec *	20,649	298,260
Woongjin Thinkbig *	18,433	20,107
Woori Financial Group	525,294	5,779,346
Yest *	9,156	81,209
Zeus *	9,314	82,811
		87,769,161
Taiwan — 21.9%
Anpec Electronics	107,000	541,336
Arcadyan Technology	187,000	1,011,072
ASE Technology Holding	5,000	25,953
ASE Technology Holding ADR	53,878	546,862
Asia Optical	171,000	809,453
Asustek Computer	611,000	11,121,725
Axiomtek	123,124	475,587
Cathay Financial Holding	1,556,000	3,137,332
Chicony Electronics	160,000	740,928
China Airlines	2,475,000	1,944,847
ChipMOS Technologies	248,000	237,353
ChipMOS Technologies ADR	1,115	22,144
Compal Electronics	3,268,000	3,604,388
Darfon Electronics	38,000	50,270
DFI	30,000	64,684
D-Link	94,000	66,418
Elan Microelectronics	36,000	162,026
Elitegroup Computer Systems	160,000	107,625
Emerging Display Technologies	167,000	135,732
Ennoconn	94,000	809,607
Eva Airways	4,250,000	6,127,696
Evergreen Marine Taiwan	1,589,200	9,857,566
Everlight Electronics	197,000	492,211
First Insurance	46,000	35,368
Fitipower Integrated Technology	65,450	446,718
FocalTech Systems	216,000	498,525
Foxsemicon Integrated Technology	53,400	493,319
Fubon Financial Holding	1,159,000	3,246,575
General Interface Solution Holding *	46,000	72,751
General Plastic Industrial	30,000	31,228

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Global Mixed Mode Technology	79,000	$541,166
Gourmet Master	20,000	62,993
Great Giant Fibre Garment	3,953	32,391
Hannstar Board	196,520	310,933
Hon Hai Precision Industry	1,929,648	10,303,618
International Games System	290,000	8,285,472
KGI Financial Holding	2,873,000	1,501,850
Macroblock	200,000	454,448
MediaTek	444,000	19,228,331
MPI	10,000	260,204
Niko Semiconductor	79,800	110,659
Novatek Microelectronics	381,000	5,987,446
Parade Technologies	37,000	783,368
Pegatron	813,423	2,366,717
Pixart Imaging	114,000	830,682
Pou Chen	1,860,000	2,062,792
Powertech Technology	317,000	1,100,294
Primax Electronics	109,000	269,944
Radiant Opto-Electronics	223,000	1,356,108
Raydium Semiconductor	138,000	1,617,931
Realtek Semiconductor	686,000	11,299,032
Senao International	38,000	37,786
Silicon Motion Technology ADR	11,339	619,223
Simplo Technology	10,000	121,397
Sitronix Technology	71,000	448,990
Star Comgistic Capital	147,723	134,126
Sunplus Innovation Technology	5,000	21,782
Sunplus Technology *	360,000	306,695
Sunrex Technology	77,000	144,683
Taiwan PCB Techvest	42,000	43,060
Taiwan Semiconductor Manufacturing	3,115,000	103,957,215
Topoint Technology	44,000	43,903
Ubright Optronics	7,000	16,070
Ventec International Group	11,000	26,793
Wah Hong Industrial	35,000	43,776
Wan Hai Lines	707,000	1,620,888
Well Shin Technology	17,000	31,024
Wowprime	28,000	190,836
X-Legend Entertainment	10,200	30,839
Yang Ming Marine Transport	458,000	939,776
Youngtek Electronics	25,000	46,196
Zhen Ding Technology Holding	167,000	598,176

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Zyxel Group	201,379	$234,375
		225,341,287
Thailand — 2.4%
Asian Alliance International NVDR	252,100	39,967
Bangchak NVDR	179,244	182,419
Bangkok Bank NVDR	2,439,300	11,132,003
Charoen Pokphand Foods NVDR	384,700	250,671
Index Livingmall NVDR	529,700	234,108
Kasikornbank NVDR	1,098,903	5,224,482
Krung Thai Bank NVDR	5,089,400	3,451,816
MK Restaurants Group NVDR	119,200	62,299
Polyplex Thailand NVDR	9,500	2,898
PTT Exploration & Production NVDR	538,600	2,027,772
Regional Container Lines NVDR	535,700	380,206
SCB X NVDR	361,500	1,339,520
Tipco Asphalt NVDR	72,700	39,023
		24,367,184
Türkiye — 0.6%
Agesa Hayat ve Emeklilik	57,926	226,852
Akbank T.A.S.	1,305,979	2,360,373
Haci Omer Sabanci Holding	382,961	1,066,656
Turk Telekomunikasyon *	519,418	731,657
Turk Tuborg Bira ve Malt Sanayii	38,456	140,198
Turkiye Vakiflar Bankasi TAO, Cl D *	389,913	297,985
Yapi ve Kredi Bankasi	2,182,031	1,867,097
		6,690,818
United Arab Emirates — 3.3%
Abu Dhabi Commercial Bank	1,518,637	4,949,212
Abu Dhabi Islamic Bank PJSC	312,193	1,325,931
Abu Dhabi National Hotels	525,948	84,189
ADNOC Drilling PJSC	780,970	1,148,157
ADNOC Logistics & Services	946,907	1,335,397
Air Arabia	137,414	115,491
Aldar Properties PJSC	2,366,766	4,924,143
Dubai Islamic Bank PJSC	1,554,146	3,251,731
Emaar Development PJSC	59,463	212,376
Emaar Properties PJSC	2,558,282	9,389,698
Emirates Integrated Telecommunications PJSC	81,743	175,368
Emirates NBD Bank PJSC	240,725	1,366,385
Emirates Telecommunications Group PJSC	73,604	342,517
First Abu Dhabi Bank PJSC	746,430	2,952,707

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Value
United Arab Emirates — (continued)
NMDC Energy *	14,471	$11,228
Orascom Construction	43,136	226,346
Salik PJSC	1,228,820	1,619,917
Sharjah Islamic Bank	55,933	40,166
Spinneys 1961 Holding	76,396	33,902
Yalla Group ADR *	40,541	161,353
		33,666,214
United Kingdom — 0.0%
Thungela Resources	36,803	270,603

TOTAL COMMON STOCK
(Cost $822,728,777)		988,043,177

PREFERRED STOCK(B) — 2.2%

Brazil — 2.2%
Cia Energetica de Minas Gerais	1,573,833	2,970,436
Gerdau	2,066,594	6,075,253
Itausa	874,965	1,426,821
Marcopolo	276,400	393,975
Metalurgica Gerdau, Cl A	703,800	1,156,130
Noxville Investimentos * (A)	455	—
Petroleo Brasileiro	1,556,894	10,035,540
Schulz	27,400	29,163
		22,087,318
Chile — 0.0%
Coca-Cola Embonor, Cl B	1,966	2,557

South Korea — 0.0%
CJ	7,841	420,985

TOTAL PREFERRED STOCK
(Cost $18,284,440)		22,510,860

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

MUTUAL FUND — 1.0%
	Shares	Value
United States — 1.0%
iShares MSCI Emerging Markets ETF	240,932	$10,292,615

TOTAL MUTUAL FUND
(Cost $10,117,303)		10,292,615

WARRANT — 0.0%
	Number of Warrants

Thailand — 0.0%
Successmore Being PCL, Expires 05/28/25 *	400	—

TOTAL WARRANT
(Cost $—)		—

SHORT-TERM INVESTMENT — 0.9%
	Shares
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 4.300% (C)
(Cost $9,655,600)	9,655,600	9,655,600

TOTAL INVESTMENTS— 100.1%
(Cost $860,786,120)		$1,030,502,252

Percentages are based on Net Assets of $1,029,514,930.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate shown is the 7 day effective yield as of January 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JANUARY 31, 2025

(Unaudited)

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
QPSC — Qatari Public Shareholding Company
QSC — Qatari Shareholding Company

ACA-QH-003-3600